Earnings per Share	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Earnings per Share
32.	Earnings per Share
Earnings per share is calculated as the profit attributable to the owners of the Parent Company for common share and dilutive potential common share, and details are as follows.

(1)	Basic earnings per share

1)	Basic earnings per share for the years ended December 31, 2023, 2022 and 2021 are calculated as follows:

(In millions of won, except for share data and basic earnings per share)
	2023		2022	2021
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	~~W~~	1,093,611	912,400	1,217,520
Interest on hybrid bonds		(17,283)	(14,766)	(14,766)

Profit from continuing operation attributable to owners of the Parent Company on common shares		1,076,328	897,634	1,202,754
Profit from discontinued operation attributable to owners of the Parent Company on common shares		—	—	1,190,003
Weighted average number of common shares outstanding		217,264,615	217,994,490	332,761,592

Basic earnings per share (in won)
Continuing operation	~~W~~	4,954	4,118	3,614

Discontinued operation		—	—	3,576

2)	The weighted average number of common shares outstanding for the years ended December 31, 2023, 2022 and 2021 are calculated as follows:

(In shares)
	2023
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2023	218,833,144	218,833,144
Treasury shares as of January 1, 2023	(801,091)	(801,091)
Acquisition of treasury shares	(5,773,410)	(1,154,633)
Disposal of treasury shares	441,087	387,195

	212,699,730	217,264,615

(In shares)
	2022
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2022	218,833,144	218,833,144
Treasury shares as of January 1, 2022	(1,250,992)	(1,250,992)
Disposal of treasury shares	449,901	412,338

	218,032,053	217,994,490

(In shares)
	2021
	Number of common shares	Weighted average number of common shares
Issued shares as of January 1, 2021	403,728,555	403,728,555
Treasury shares as of January 1, 2021	(47,092,790)	(47,092,790)
Acquisition of treasury shares	(1,494,032)	(1,383,241)
Disposal of treasury shares	3,134,003	1,022,242
Spin-off	(140,693,584)	(23,513,174)

	217,582,152	332,761,592

(2)	Diluted earnings per share

1)	Diluted earnings per share for the years ended December 31, 2023, 2022 and 2021 are calculated as follows:

(In millions of won, except for share data and diluted earnings per share)
	2023		2022	2021
Profit from continuing operation attributable to owners of the Parent Company on common shares	~~W~~	1,076,328	897,634	1,202,754
Profit from discontinued operation attributable to owners of the Parent Company on common shares		—	—	1,190,003

Adjusted weighted average number of common shares outstanding		217,452,721	218,108,742	332,917,848

Diluted earnings per share (in won)
Continuing operation	~~W~~	4,950	4,116	3,613
Discontinued operation		—	—	3,574

2)	The adjusted weighted average number of common shares outstanding for the years ended December 31, 2023, 2022 and 2021 are calculated as follows:

(In shares)
	2023	2022	2021
Outstanding shares as of January 1	218,032,053	217,582,152	356,635,765
Effect of treasury shares	(767,438)	412,338	(360,999)
Effect of spin-off	—	—	(23,513,174)
Effect of share option	188,106	114,252	156,256

Adjusted weighted average number of common shares outstanding	217,452,721	218,108,742	332,917,848